Oct. 27, 2026
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund - Class P2 Prospectus
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) LLC, the Fund’s investment advisor and administrator (“UBS AM (Americas)” or the “Advisor”) exercises investment discretion. Clients pay a wrap fee or a similar advisory fee to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which the Advisor or its affiliates have signed a separate investment management agreement, pursuant to which such clients pay an advisory fee.

Shareholder fees (fees paid directly from your investment)
Class P2
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P2
Management fees	0.50%
Distribution and/or service (12b‑1) fees	None
Other expenses[1]	0.53
Total annual fund operating expenses	1.03
Less management fee waiver/expense reimbursements[2]	0.83
Total annual fund operating expenses after management fee waiver/expense reimbursements[2]	0.20
[1]	“Other expenses” include “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the Fund.
[2]

The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to (i) waive its management fees and retained administration fees, and (ii) reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund’s ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses) through the period ending October 28, 2027 do not exceed 0.20% for Class P2 shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)’s three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$20	$245	$488	$1,184

Portfolio turnover

The Fund pays transaction costs, such as mark-ups, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 295% of the average value of its portfolio, including TBA transactions, and 38% of the average value of its portfolio, excluding TBA transactions.

Principal strategies

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bond markets.

For purposes of the Fund’s 80% policy above, the Fund’s investments in bonds include a variety of fixed income securities, which may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, securities issued by municipalities, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed (including commercial and residential mortgage-backed securities) and asset-backed securities, and other securitized and structured securities. “Multi income bond” refers to the Fund’s investments in multiple types of fixed income securities/across multiple fixed income sectors.

Under normal circumstances, the Fund will invest at least 65% of its net assets in securities that, at the time of purchase, are rated investment grade by an independent rating agency (or, if unrated, are deemed to be of comparable quality by the Advisor), but may invest up to 35% in securities rated below investment grade (also known as lower-rated or “junk bonds”).

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, and auction rate features. In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration. The Fund may invest in “to be announced” or “TBA” securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities.

The Fund invests in the United States and abroad, including in China and other emerging markets, and may purchase securities issued by domestic and foreign issuers. However, the Fund expects to limit foreign cur‐

rency exposure to 25% of its net assets. Furthermore, no more than 40% of the Fund’s net assets may be invested in emerging markets securities. Depending on its assessment of market conditions, the Advisor may choose to allocate the Fund’s assets in any combination among these types of investments or may choose not to invest in these types of investments.

The Fund may also invest in equity securities, such as preferred stock. Equity investments may include securities of companies of any capitalization size, however the Fund expects to invest primarily in large and mid-capitalization companies.

The Fund may, but is not required to, use exchange-traded or over-the-counter (“OTC”) derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include options (including, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual sectors, markets, currencies or securities. The Fund may use options, futures, swap agreements, credit-linked securities and structured investments to adjust the Fund’s portfolio duration. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Management process

The Advisor’s investment strategy is based on identifying compelling and attractive opportunities where the Advisor believes that the return profile sufficiently compensates for the risk of owning a position. The Advisor focuses on identifying relative value opportunities and discrepancies between observable market prices and the Advisor’s own estimates of fundamental value across various maturities, sectors and issuers.

The investment process combines both a top-down and bottom-up dynamic approach to exploit diversified sources of alpha (that is, potential sources of return in excess of a base market rate). The Advisor makes active decisions related to top-down factors, including duration, yield curve, and sector positioning. After defining these parameters, portfolio managers and credit research analysts work in close collaboration to develop investment themes for industry overweights and underweights as well as to determine the portions of the credit curve that are most attractive. The team then works to select securities to build optimal portfolios using bottom-up research and analysis.

The Fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. This analysis is captured in a qualitative ESG assessment by the Advisor that leverages internal research. The Advisor also accesses quantitative ESG data that combines multiple sources and provides information on ESG risks and opportunities. ESG considerations and weights considered may change over time. The Fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund’s Class P2 performance information in a bar chart and an average annual total returns table.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance. Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b‑1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P2 shares’ after-tax returns shown.

Total return (Class P2)*

* 2024 is the Fund’s Class P2 shares’ first full year of operations.
Total return January 1 - September 30, 2026: (2.53)% Best quarter during calendar year shown—3Q 2024: 4.83% Worst quarter during calendar year shown—4Q 2024: (2.41)%
Average annual total returns (for the periods ended December 31, 2025)
Class (inception date)	1 year	Life of class
Class P2 (10/11/23) Return before taxes	7.64%	7.50%
Return after taxes on distributions	5.65	5.56
Return after taxes on distributions and sale of fund shares	4.47	4.91
Bloomberg US Aggregate Bond Index	7.30	6.85